Long-Term Bank Loans - Summary of Repayment Schedule Of Long-Term Bank Loans (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 3,306			¥ 3,614
Less: Portion classified as current liabilities	(437)	$ (63)	¥ (441)	(441)
Long-term bank loans	2,869	$ 412	¥ 3,173	3,173
Less than 1 year [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	437			441
Between 1 and 2 years [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	413			417
Between 2 and 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	1,183			1,173
Over 5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 1,273			¥ 1,583